Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation and consolidation

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company in accordance with U.S. GAAP and on a going concern basis.

The consolidated financial statements include the financial statements of the Company and its controlled operating entities including the subsidiaries and the VIEs. All inter-company balances and transactions within the Group have been eliminated on consolidation.

Because of the Company's acquisition on December 15, 2011 of the 17173 Business, which is under common control by Sohu with the Company, the Company's consolidated financial statements as of and for the years ended December 31, 2009, 2010 and 2011 incorporate the results of operations of the combining entities and businesses as to which the common control combination occurred as if the combining entities and businesses had been combined from the date when they first came under the control of Sohu, the controlling party. The Company's financial statements as of and for the years ended December 31, 2009 and 2010 have been restated accordingly.

Certain assets of the combining entities and businesses were combined using the existing book values from the perspective of Sohu, the controlling party. No amount was recognized in consideration of goodwill or for the excess of Changyou's interest in the net fair value of the 17173 Business's identifiable assets, liabilities and contingent liabilities over cost at the time of the common control combination, to the extent of the continuation of Sohu's interest.

ASC subtopic 805-50 provides that the consolidated statements of comprehensive income should include the results of each of the combining entities and businesses from the earliest date presented or, if more recent, from the date when the combining entities and businesses first came under common control, regardless of the date of the common control combination.

b. Use of estimates

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. Significant judgments and estimates include accounting for the basis of consolidation, the recognition of revenues, the determination of share-based compensation expense, the determination of the fair value of identifiable assets and liabilities acquired through business combination, the determination of the fair value of contingent consideration, the determination of the fair value of mezzanine equity, the determination of segment aggregation, assessment of income tax and valuation allowances against deferred tax assets, determination of allowance of doubtful accounts, assessment of impairment of intangible assets, fixed assets, other assets, equity investments and goodwill and the determination of functional currencies, which represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of the Company's consolidated financial statements.

c. Fair value measurement

The Company's financial instruments include cash equivalents, accounts receivable, short-term investments, prepaid and other current assets, accounts payable, receipts in advance and deferred revenue, accrued liabilities to suppliers and other accrued liabilities. The carrying amounts of these financial instruments approximate their fair values. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As of December 31, 2010 and 2011, the Company's cash equivalents include time deposits with maturities of three months or less amounting to $302.0 million and $153.2 million, respectively. These time deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine the fair value, the Company had to use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that were observable or could be corroborated by observable market data for substantially the full term of the assets or liabilities.

As of December 31, 2010 and 2011, the Company's short-term investments were mainly in financial instruments held by 7Road, totaling approximately $nil and $17.6 million, respectively. These instruments were issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets.

d. Equity investments

Investments in entities over which the Company does not have significant influence are recorded as equity investments and are accounted for by the cost method. Investments in entities over which the Company has significant influence but does not control are also recorded as equity investments and are accounted for by the equity method. Under the equity method, the Company's share of the post-acquisition profits or losses of the equity investment is recognized in the Company's consolidated statements of comprehensive income; and the Company's share of post-acquisition movements in equity investments is recognized in equity in the Company's consolidated balance sheets. Unrealized gains on transactions between the Company and its equity investments are eliminated to the extent of the Company's interest in the equity investments. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company's share of losses in an equity investment equals or exceeds its interest in the equity investment, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the equity investee.

e. Cash and cash equivalents

The Company's cash equivalents mainly consist of time deposits placed with banks with an original maturity of three months or less.

f. Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. To estimate fair value, the Company refers to the quoted price of similar products provided by banks at the end of each period end. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement. See above "Fair Value Measurement". Since these investments' maturity dates are within one year, they are classified as short-term investments. For the years ended December 31, 2010 and 2011, the Company recorded changes in the fair value of short-term investments in the consolidated statements of comprehensive income of $nil and $659,000, respectively.

g. Fixed assets and depreciation

Fixed assets, comprising office buildings, computer equipment (including servers), and leasehold improvements are stated at cost less accumulated depreciation and impairment. Fixed assets are depreciated at rates sufficient to write off their costs less impairment, if any, over the estimated useful lives of the assets on a straight-line basis, with no residual value. The estimated useful lives are as follows:

Estimated useful life
Office building	47 years
Computer equipment (including servers)	4 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5 years
Vehicles	4-10 years

Expenditure for maintenance and repairs is expensed as incurred.

The gain or loss on the disposal of fixed assets is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in operating expenses in the consolidated statements of comprehensive income.

As of December 31, 2010 and 2011, the original costs of fully depreciated assets which are still in use were $2.3 million and $7.6 million, respectively.

h. Accounts Receivable, Net

The carrying value of accounts receivable is reduced by an allowance that reflects the Company's best estimate of the amounts that will not be collected. The Company makes estimations of the collectability of accounts receivable. Many factors are considered in estimating the general allowance, including but not limited to reviewing delinquent accounts receivable, performing aging analyses and customer credit analyses, and analyzing historical bad debt records and current economic trends. Additional allowance for specific doubtful accounts might be made if the Company's customers are unable to make payments due to their deteriorating financial conditions. As of December 31, 2010 and 2011, the provision for bad debt was $nil and $2.1 million, respectively.

i. Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company's acquisitions of interests in its subsidiaries and VIEs.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of October 1, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on "Testing of Goodwill for Impairment," a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than- not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss should be recognized in an amount equal to that excess. The goodwill impairment losses for the years ended December 31, 2009, 2010 and 2011 were $nil, $nil and $5.2 million, respectively.

j. Intangible assets

Intangible assets, comprising operating rights for licensed games, computer software purchased from unrelated third parties, trademarks and domain names, developed technologies, cinema advertising slot rights and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The weighted average amortization period for intangible assets is four years, five years and four years, respectively, for the years ended December 31, 2009, 2010 and 2011.

k. Impairment of long-lived assets and intangible assets

The carrying amounts of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company tests impairment of long-lived assets and intangible assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. The impairment charges of intangible assets recorded in product development expense for the years ended December 31, 2009, 2010 and 2011 were $nil, $2.9 million and $1.1 million, respectively, and the impairment charges of acquired intangibles via acquisition of businesses expense for the year ended December 31, 2011 were $219,000.

l. Receipts in advance and deferred revenue

For MMOG operations revenue, proceeds received from sales of prepaid game cards form the basis of the revenues and are initially recorded as receipts in advance from players and are transferred from receipts in advance to deferred revenues when the prepaid cards are activated or charged by the players to their respective personal game accounts. For overseas licensing revenue, deferred revenue represents the unamortized balance of initial license fees paid by overseas licensees.

Following the acquisition of 7Road, deferred revenues from Web-based game represent the unamortized balance of initial license fees paid by licensees and unrecognized revenue-sharing related to virtual items that are not consumed. In cases where the license agreement with an operator requires 7Road to set up and maintain the servers to host the Web-based games for the users, 7Road is obliged to provide on-going services to users and the Company recognizes revenue when virtual items are consumed.

For the online advertising business, cash payments, which are received in advance of the delivery of online advertising services pursuant to applicable advertising contracts, are recorded as receipts in advance.

m. Contingent Consideration

The acquisition of 7Road includes a contingent consideration arrangement that requires additional consideration to be paid by the Group based on the future financial performance of 7Road through December 31, 2012. The range of the undiscounted amounts the Company could pay under the contingent consideration agreement is between $nil and $32.76 million. The fair value of the contingent consideration of $28.05 million recognized on the acquisition date was estimated by an independent valuation firm, with the income approach applied. There were no indemnification assets involved. Based on 7Road's actual performance for 2011, the Company recorded consideration payable of $13.1 million in other accrued liabilities and recorded a contingent liability of $16.7 million as of December 31, 2011. The contingent liability will be adjusted based on 7Road's performance in 2012.

n. Mezzanine Equity

On May 11, 2011, the Company, through Gamease, acquired 68.258% of the equity interests in 7Road and began to consolidate 7Road's financial statements on June 1, 2011.

Mezzanine Equity consists of non-controlling interest in 7Road and a put option pursuant to which the non-controlling shareholders will have the right to put their equity interests in 7Road to the Company at a pre-determined price if 7Road achieves specified performance milestones in the coming three years and certain circumstances occur. The put option will expire in 2014. Since the occurrence of the sale is not solely within the control of the Company, the Company classifies the non-controlling interest as mezzanine equity instead of permanent equity in the Company's consolidated financial statements.

In accordance with ASC subtopic 480-10, the Company calculates, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interest to its estimated redemption value over the period from the date of the 7Road acquisition to the earliest redemption date of the non-controlling interest and (ii) the amount of net profit attributable to non-controlling shareholders of 7Road based on their ownership percentage. The carrying value of the non-controlling interest as mezzanine equity will be adjusted by an accumulative amount equal to the higher of (i) and (ii).

o. Foreign currency translation

The Company's functional and reporting currency is the United States dollar ("U.S. dollar"). The functional currency of the Company's subsidiaries and VIEs in China is the Renminbi ("RMB"). The functional currency of the Company's subsidiary in the United Kingdom is the British Pound, the functional currency of the Company's subsidiary in Malaysia is the Malaysian Ringgit, the functional currency of the Company's subsidiary in Korea is the South Korean Won, the functional currency of the Company's subsidiaries in the British Virgin Islands, Hong Kong and the United States of America is the U.S. dollar. Accordingly, assets and liabilities of the China subsidiaries and VIEs are translated at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average exchange rates for RMB to U.S. dollars in effect during the reporting period. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income in the consolidated statements of shareholders' equity for the years presented.

Foreign currency transactions are translated at the applicable rates quoted by the People's Bank of China ("PBOC") prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of comprehensive income.

p. Revenue recognition

Online Game Revenues

Online game revenues include revenues from MMOG operations revenues, Web-based game revenues and overseas licensing revenues.

MMOG operations revenues

The Group earns revenue through providing MMOGs to players pursuant to the item-based revenue model. Under the item-based model, the basic game play functions are free of charge and players are charged for purchases of in-game virtual items.

Game operations revenues are collected by the Company's VIEs through the sale of the Group's prepaid cards, which it sells in both virtual and physical forms to third-party distributors and players. Proceeds received from sales of prepaid cards are initially recorded as receipts in advance from customers and, upon activation or charge of the prepaid cards, are transferred from receipts in advance from customers to deferred revenues. As the Group does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by distributors, net proceeds from distributors form the basis of revenue recognition.

Under the item-based revenue model, revenue is recognized over the estimated lives of the virtual items purchased or as the virtual items are consumed. If different assumptions were used in deriving the estimated lives of the virtual items, the timing in which the Company records its revenues would be impacted.

Revenues are recorded net of business tax, discounts and rebates to distributors.

Prepaid cards will expire two years after the date of card production if they have never been activated. The proceeds from the expired game cards are recognized as revenue upon expiration of cards.

Once the prepaid cards are activated and credited to a player's personal game account, they will not expire as long as the personal game account remains active. The Group is entitled to suspend and close a player's personal game account if it has been inactive for a period of 180 consecutive days. The unused balances in an inactive player's personal game account are recognized as revenues when the account is suspended and closed.

For the years ended December 2009, 2010 and 2011, the Group recognized revenues in connection with expired un-activated prepaid cards and unused balances of activated prepaid cards in an inactive account of approximately $236,000, $712,000 and $964,000, respectively.

Web-based game revenue

As a result of the 7Road acquisition, the Group generated Web-based game revenues for the first time in 2011. 7Road's Web-based game is designed to be operated under the item-based revenue model. 7Road has licensed the game to third party operators who offer the game to users in China and other countries on their Websites or platforms. The licensing agreements provide for two revenue streams, an initial fixed license fee and a monthly revenue-based royalty. Since 7Road is required to provide when-and-if-available upgrades to the licensees during the license period, the initial license fee is recognized ratably as revenue over the license period. Since the third party operator is the party that signs the user agreement with its users and is responsible for its users' experience on its Websites or platforms, 7Road is not the primary obligor, and the net revenue-based royalty paid by the third party operator is recorded as revenue.

For arrangements where the game is hosted on the operators' servers, revenue is recognized upon the conversion of the virtual currency of the operators to the game coins of 7Road, as 7Road's remaining obligation is deemed to be inconsequential and perfunctory.

For arrangements where the game is hosted on 7Road's servers, revenue is recognized when virtual items purchased are consumed or over the estimated lives of the virtual items, as 7Road is obliged to provide on-going services to users and its remaining obligation is deemed not to be inconsequential and perfunctory after the conversion of the virtual currency of the operators to the game coins of 7Road. Therefore the revenue should be recognized when the game service is delivered to the game players, that is when the virtual items are consumed and/or amortized in the related benefit periods.

The relevant PRC tax authorities have determined that 7Road's game revenues are subject to 17% Value Added Tax ("VAT"), and that 7Road is entitled to a 14% VAT refund immediately upon the filing of its VAT returns, with the result that 7Road's net VAT rate is only 3%. 7Road has adopted gross presentation for VAT, by which VAT is included in revenues and cost of revenues, because 7Road considers its 17% VAT obligation and its entitlement to a 14% VAT refund as one integrated preferential VAT policy. The amount of the net VAT cost for Web-based game revenues was $313,000 for the period between the date of the 7Road acquisition and December 31, 2011.

The related surcharges are recognized in cost of revenue when the revenue is earned.

Overseas licensing revenues

The Group enters into licensing arrangements with overseas licensees to operate the Group's MMOGs in other countries or territories. These licensing agreements provide two revenue streams, consisting of an initial license fee and a monthly revenue-based royalty fee based on monthly revenue and sales from ancillary products of the games. The initial license fee is based on both a fixed amount and additional amounts receivable upon achieving certain sales targets. Since the Group is obligated to provide post-sales services such as technical support and provision of updates and when-and-if-available upgrades to the licensees during the license period, the initial license fee from the licensing arrangement is recognized as revenue ratably over the license period. The fixed amount of the initial license fee is recognized ratably over the remaining license period from the launch of the game and the additional amount is recognized ratably over the remaining license period from the date such additional amount is certain. The monthly revenue-based royalty fee is recognized when relevant services are delivered, provided that collectability is reasonably assured.

Online Advertising Revenue

Online advertising revenues are from the 17173 Business. Online advertising revenue is recognized after deducting agent rebates and applicable business tax.

For online advertising revenues, a contract is signed to establish a fixed price and the advertising services to be provided. Based on the contracts, the 17173 Business provides advertisement placements on its Websites and/or in different formats, including but not limited to banners, links, logos, buttons, rich media and content integration.

To determine the method of recognition of online advertising revenue, prior to entering into contracts, management makes a credit assessment of the customer to assess the collectability of the contract. For those contracts for which collectability was determined to be reasonably assured, revenue is recognized ratably over the period during which the advertising services were provided and when all revenue recognition criteria are met. For those contracts for which the collectability was determined to not be reasonably assured, revenue is recognized only when the cash is received and all other revenue recognition criteria are met.

Before 2011, the 17173 Business treated multiple deliverable elements of advertising contracts as a single unit of accounting for revenue recognition purposes. On January 1, 2011, in accordance with ASU No.2009 -13, the 17173 Business began to treat advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and to recognize revenue on a periodic basis during the contract periods when each deliverable service was provided. Since the contract price is for all the deliverables under an advertising contract, the 17173 Business allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASU No.2009 -13. The 17173 Business first uses vendor-specific objective evidence of selling price, if it exists. If vendor-specific objective evidence of selling price does not exist, the 17173 Business uses third-party evidence of selling price. If neither vendor-specific objective evidence of selling price nor third-party evidence of selling price exists, the 17173 Business uses management's best estimate of the selling price for the deliverable.

Others Revenue

Others revenue is composed of cinema advertising revenue.

For cinema advertising revenues, a contract is signed with the advertiser to establish a fixed price and specify advertising services to be provided. Based on the contracts, the Company provides advertisement placements in advertising slots to be shown in theatres before the screening of movies. The rights to place advertisements in such advertising slots are granted under contracts with different theatres and film production companies.

Revenue from the cinema advertising is recognized when all the recognition criteria are met. Depending on the terms of a customer contract, fees for services performed can be recognized according to two principal methods: proportional performance or straight line.

(1) Proportional performance method: Fees are generally recognized based on a percentage of the advertising slots actually delivered where the fee is earned on a per advertising slot placement basis.

(2) Straight line method: Fees are recognized on a straight line basis over the contract period when the fee is not paid based on the number of advertising slots actually delivered.

q. Cost of revenues

Cost of online game revenues mainly consists of salary and benefits, revenue-based royalty payments to the game developers, bandwidth leasing charges, amortization of licensing fees, depreciation expenses, business tax and value-added tax which primarily arise from the revenue that AmazGame and Gamespace derive from their contractual arrangements with Gamease and Guanyou Gamespace, respectively, and other direct costs.

Cost of online advertising revenues mainly consists of salary and benefit, bandwidth leasing costs, depreciation expenses, and advertising design cost.

Other cost of revenues mainly consists of payments to theatres and film production companies for pre-film screening advertising slots.

r. Product development expenses

Costs incurred for the development of online games prior to the establishment of technological feasibility and costs incurred for maintenance after the online games are available for marketing are expensed when incurred and are included in product development expenses.

During the years ended December 31, 2009, 2010 and 2011, the Company did not capitalize any product development expense.

s. Government Grant

A government grant is recognized when the grant is received and the relevant requirements have been complied with. Government grants are generally recorded as other income, and grants for which the government stipulates specified uses are recorded as a reduction in operating expenses. For the years ended December 31, 2009, 2010 and 2011, awards from the PRC government recorded in other income were $146,000, $721,000 and $16,000, respectively, and awards recorded as a reduction in operating expenses were $nil, $nil and $126,000, respectively.

t. Advertising expense

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company's products and services, are expensed as incurred. Included in sales and marketing expense are advertising costs of $31.7 million, $32.5 million and $33.4 million, respectively, for the years ended December 31, 2009, 2010 and 2011. Advertising expenses charged from Sohu were $15.4 million, $7.5 million and $6.0 million, respectively, for the years ended December 31, 2009, 2010 and 2011.

u. Operating leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Company from the leasing company are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease periods.

v. Share-based compensation expense

Share-based compensation expense is for the share awards, including ordinary shares, share options, restricted shares and restricted share units, granted by the Company to employees and directors. Share-based compensation expense of employees is recognized as costs and/or expenses in the financial statements based on the fair values of the related share-based awards on their grant dates.

In determining the fair value of the Company's ordinary shares, restricted shares and restricted share units granted in January and April 2008, the income approach/discounted cash flow method with a discount for lack of marketability is applied given that the shares underlying the awards were not publicly traded at the time of grant.

Determining the fair value of the ordinary shares of the Company required complex and subjective judgments regarding its projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made.

Because at the time of the grants the Company's business was at a different stage of its product life cycle than that of the publicly listed companies in the online game industry, it was concluded that a market comparison approach would not have been meaningful in determining the fair value of the Company's ordinary shares. As a result, the Company used the income approach/discounted cash flow method to derive the fair values. The Company applied the discounted cash flow, or DCF, analysis based on the Company's projected cash flow using management's best estimate as of the respective valuation dates. The projected cash flow estimate included, among other things, an analysis of projected revenue growth, gross margins, effective tax rates, capital expenditures and working capital requirements. The income approach involves applying appropriate discount rates, based on earnings forecasts, to estimated cash flows. The assumptions the Company used in deriving the fair value of its ordinary shares were consistent with the assumptions used in developing its MMORPG business plan, which included no material changes in the existing political, legal, fiscal and economic conditions in China; its ability to recruit and retain competent management, key personnel and technical staff to support its ongoing operations; and no material deviation in industry trends and market conditions from economic forecasts. These assumptions are inherently uncertain and subjective. The discount rates reflect the risks the management perceived as being associated with achieving the forecasts and are based on the Company's estimated cost of capital, which was derived by using the capital asset pricing model, after taking into account systemic risks and company-specific risks. The capital asset pricing model is a model for pricing securities that adds an assumed risk premium rate of return to an assumed risk-free rate of return. Using this method, the Company determined the appropriate discount rates to be 22% as of the January 2008 valuation date and 23% as of the April 2008 valuation date.

The Company also applied a discount for lack of marketability, or DLOM, to reflect the fact that, at the time of the grants, Changyou.com Limited was a closely-held company and there was no public market for its ordinary shares. To determine the discount for lack of marketability, the Company used the Black-Scholes option pricing model. Pursuant to the Black-Scholes option pricing model, the Company used the cost of a put option, which can be used to hedge the price change before a privately held share can be sold, as the basis to determine the discount for lack of marketability. Based on the foregoing analysis, the Company used a DLOM of 19% to discount the value of the Changyou's ordinary shares as of the January 2008 and April 2008 valuation dates.

Because there was no evidence to indicate that there would be a disproportionate return between majority and minority shareholders, the Company did not apply a minority discount. As a result, it was concluded that the fair value of Changyou.com Limited as a going concern was $136 million as of the January 2008 valuation date and $198 million as of the April 2008 valuation date.

In determining the fair value of Changyou's restricted share units granted in 2009 before the Company's initial public offering, the fair value of the underlying shares was determined based on the offering price of ADSs in the offering. In determining the fair value of restricted share units granted after the initial public offering, the fair value is determined based on the market price of the Company's ADSs on the grant dates.

In determining the fair value of share options granted by Sohu to employees of Changyou, the Company applied the Black-Scholes valuation model. Restricted share units granted by Sohu to employees of Changyou were measured based on the fair market value of the underlying stock on the dates of grants.

Share-based compensation expense for ordinary shares granted is fully recognized in the quarter during which these ordinary shares are granted. Share-based compensation expense for share options, restricted shares and restricted share units granted is recognized on an accelerated basis over the requisite service period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for that number of awards.

The assumptions used in share-based compensation expense recognition represent management's best estimates based on historical experience and consideration to developing expectations about the future. These estimates involve inherent uncertainties and the application of management judgment, however. If factors change or different assumptions are used, the share-based compensation expense could be materially different for any period. Moreover, the estimates of fair value are not intended to predict actual future events or the value that ultimately will be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

w. Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. The deferred tax assets are reduced by a valuation allowance if it is considered based on available evidence more likely than not that some portion, or all, of the deferred tax assets will not be realized.

x. Uncertain tax positions

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement.

y. Earnings per share

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options for the purchase of ordinary shares and the settlement of restricted share units and are accounted for using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Earnings per share is computed on Class A ordinary shares and Class B ordinary shares together, because both classes have the same dividend rights and the same participation rights in the Company's undistributed earnings.

z. Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of the cumulative foreign currency translation adjustment.

aa. Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"), or a decision making group, in deciding how to allocate resources and in assessing performance. The Company's CODM is its Chief Executive Officer.

The Company's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company's business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company's operating segments are based on its organizational structure and information reviewed by the Company's CODM to evaluate the operating segment results.

The Company has determined that the business segments that constitute its primary reportable segments are the online game segment, which consists of MMOGs and the Web-based game operated through 7Road, and the online advertising segment, which consists of the 17173 Business.

Before 2011, the Group principally engaged in the development, operation and licensing of MMOGs and operated and managed this business as a single segment. In 2011, Changyou expanded its business by acquisitions in the Web-based game, online advertising and cinema advertising businesses, and generated revenues from the operations of such businesses. With the goal of optimizing the management of operations, the Company's CODM separately reviewed key information of each of four operating segments consisting of MMOG, Web-based game, online advertising and cinema advertising. The Company concluded that the MMOG and web-based game segments have similar economic characteristics and meet all of the aggregation criteria that are required under ASC280 to aggregate identified operating segments. Hence the Company aggregated MMOG and Web-based game segments as one reportable segment under online game. In addition, cinema advertising is not deemed significant enough to qualify as a separate, reportable segment and therefore is included in the "others."

ab. Recently issued accounting standards

In April 2011, the Financial Accounting Standards Board ("FASB") issued revised guidance on the "Reconsideration of Effective Control for Repurchase Agreement." The revised guidance specifies the criterion pertaining to an exchange of collateral should not be a determining factor in assessing effective control, which should focus on a transferor's contractual rights and obligations with respect to transferred financial assets if an entity enters into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The revised guidance removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The revised guidance is effective prospectively to transactions or modifications of existing transactions that occur on or after the first interim or annual period beginning on or after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In May 2011, the FASB issued revised guidance on the "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs." The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity's shareholders' equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued revised guidance on "Presentation of Comprehensive Income". The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards". The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company has early adopted the revised guidance on both Presentation of Comprehensive Income and Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.

In September 2011, the FASB revised guidance on "Testing of Goodwill for Impairment". The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company has early adopted the new guidance, as it was issued before the Company performed the annual impairment test.

In December 2011, the FASB issued revised guidance on "Disclosures About Offsetting Assets and Liabilities". The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.